CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2019 USD ($)
Cash flows from operating activities
Net loss	$ (15,483,797)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount and equity issuance costs	2,019,726
Depreciation and amortization	196,247
Amortization of loan origination fees	(13,333)
Loss on extinguishment of debt	377,300
Bad debt expense	174,249
Impairment of assets	147,035
Loss on disposal of property and equipment	104,803
Loss (gain) on warrant derivative liability	2,204,172
Stock-based compensation	3,966,621
Changes in operating assets and liabilities, net of acquisitions
Accounts receivable	(101,766)
Prepaid expenses and other assets	(138,254)
Inventories	(23,772)
Accounts payable and accrued liabilities	1,242,108
Net cash used in operating activities:	(5,328,661)
Cash flows from investing activities
Purchases of property and equipment	(318,639)
Lending on notes receivable	(705,000)
Proceeds on notes receivable	270,000
Net cash (used in) provided by investing activities	(753,639)
Cash flows from financing activities
Proceeds from sale of common stock and warrants	2,604,355
Proceeds from exercise of stock options	188,770
Proceeds from notes payable	1,455,000
Payments on notes payable	(5,898,000)
Net cash provided by financing activities	(1,649,875)
Net increase in cash and cash equivalents	(7,732,175)
Cash and cash equivalents, beginning of period	7,957,169
Cash and cash equivalents, end of period	224,994
Supplemental schedule of cash flow information
Cash paid for interest	305,195
Non-cash investing & financing activities
Deemed dividend from warrant repricing	2,341,000
Operating lease right-of-use asset/Operating lease liability	154,200
12% Warrants
Non-cash investing & financing activities
Warrants recorded as a debt discount and loss on extinguishment of debt	392,000
SBI Warrants [Member]
Non-cash investing & financing activities
Warrants recorded as a debt discount and loss on extinguishment of debt	28,800
15% Warrants
Non-cash investing & financing activities
Warrants recorded as a debt discount and additional paid-in capital	$ 158,100